Rule 497(e)
                                                               File No.  2-89550


                          FutureFunds Series Account of
                   Great-West Life & Annuity Insurance Company
                           Effective November 10, 2000


On page 6 of the prospectus under the heading "Eligible Fund Annual Expenses," please delete the disclosure provided regarding the Artisan International Fund and replace with the following:

                                                                                     Total
Eligible Fund                               Management           Other            Eligible Fund
                                               fees             expenses             expenses

Artisan International Fund                    0.95%              0.32%               1.27%


On page 7, under the heading "Examples," please delete the disclosure provided regarding the Artisan International Fund and replace with the following:

Investment Division                 1 Year           3 Year            5 Year           10 Year
-------------------                 ------           ------            ------           -------

Artisan International Fund         $26.23           $84.60            $151.64           $364.08

On page 8, under the heading "Examples," please delete the disclosure provided regarding the Artisan International Fund and replace with the following:

Investment Division                 1 Year           3 Year            5 Year           10 Year
-------------------                 ------           ------            ------           -------

Artisan International Fund         $86.23           $144.60           $211.64           $364.08